General and administrative expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 311	$ 248	$ 227	$ 559	$ 454
Technology costs	414	322	286	735	576
Consulting, legal and audit fees	351	181	144	532	272
Real estate and logistics costs	207	142	152	349	298
Market data services	151	113	101	264	207
Marketing and communication	89	52	61	140	101
Travel and entertainment	73	54	46	126	67
Litigation, regulatory and similar matters	69	721	221	790	278
Other	304	232	133	536	325
Total general and administrative expenses	$ 1,968	$ 2,065	$ 1,370	$ 4,033	$ 2,578